STOCKHOLDERS' (DEFICIT) (Details 1) - Equity Option [Member]	12 Months Ended
Dec. 31, 2024 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Price	$ 0.85
Exercise Price	$ 0.85
Dividend yield	0.00%
Expected volatility	60.00%
Risk-Free interest rate	4.71%
Expected life (in years)	10 years